Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net Earnings	$ 152,592	$ 186,853	$ 124,243
Net Actuarial Change in Defined Benefit Plans:
Unrealized (gain) loss during the period, net of tax expense (benefit) of ($488), ($3,746) and $1,173	613	6,173	(2,399)
Amortization of Net Actuarial Loss, net of tax benefit of $760, $242 and $333	1,271	411	840
Comprehensive Earnings	$ 153,250	$ 193,437	$ 122,684